INVESTMENT IN BIOCANCELL (Schedule of Investment) (Details) (BioCancell Therapeutics, Inc. [Member]) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jul. 31, 2008 USD ($)	Apr. 21, 2014 Outstanding Ordinary shares [Member] USD ($)	Apr. 21, 2014 Outstanding Ordinary shares [Member] ILS	Dec. 31, 2013 Outstanding Ordinary shares [Member] USD ($)		Dec. 31, 2012 Outstanding Ordinary shares [Member] USD ($)		Dec. 31, 2013 Warrants [Member] USD ($)	Dec. 31, 2012 Warrants [Member] USD ($)
Schedule of Cost-method Investments [Line Items]
Investment in BioCancell	$ 397	$ 243	$ 500	$ 399		$ 397	[1]	$ 218	[1]		$ 25
Number of shares that due to the company				469,713	469,713
Stock, price per share				$ 0.85	2.97

[1]	Subsequent to December 31, 2013 the Company sold 74,957 shares of common stock of BioCancell (after the reverse stock split occurred in June 2013 in BioCancell shares in a ratio of 1 to 10 shares) for a total consideration of $64. The gain recognized by the Company on this sale was immaterial. The value of one share of common stock of BioCancell on April 21, 2014, was $ 0.85 (NIS 2.97). Following the sale of common shares subsequent to year-end the investment of the remaining 469,713 common stock (before reverse stock split occurred in June 2013 in BioCancell shares in a ratio of 1 to 10 shares) amounted to $399.